PLANT AND EQUIPMENT, NET (Details Narrative) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4.2	$ 3.7